Cash and Cash Equivalents (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Jun. 30, 2013	Dec. 31, 2012
CASH AND CASH EQUIVALENTS [Abstract]
Cash on hand and at banks	$ 33,978	$ 35,079
Short term deposits and highly liquid funds	149,538	267
Total cash and cash equivalents	$ 183,516	$ 35,346	$ 62,349	$ 32,132